Notes Payable - Additional Information (Details) - USD ($)		12 Months Ended
	Feb. 05, 2020	Dec. 31, 2022	Dec. 31, 2021	Oct. 27, 2021	Dec. 28, 2020	Aug. 25, 2020	Jun. 13, 2020	Mar. 31, 2020	Jan. 01, 2019
Debt Instrument [Line Items]
Annual interest rate	1.59%
Strike price	$ 4.87			$ 4.79	$ 10	$ 5.9		$ 5.67	$ 4.79
Issue date	Feb. 05, 2020
Principal Balance
Debt Instrument [Line Items]
Notes payable, net of current portion			$ 248,911
CEO Note
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 245,250
Annual interest rate	1.59%
Net proceeds	$ 245,250
Maturity description		The note carried an original maturity of the earlier of the sixth month following the Issue Date or the date the Company has sufficient funds to repay the CEO Note.
On event of default		If an event of default occurred and continued the Company agreed to issue a warrant to the holder with a strike price of $4.87 per share for a number of shares equal to 150% of the value of the loan.
Strike price	$ 4.87
Percentage of number of shares to value of loan	150.00%
CEO Restated Note
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 248,911
Annual interest rate							0.25%
Strike price							$ 4.81